Oakhurst Fixed Income Fund
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 28.5%	Par	Value
United States Treasury Note/Bond
5.25%, 02/15/2029 (a)	2,000,000	$2,097,344
4.13%, 07/31/2031 (a)	3,614,000	3,615,059
3.63%, 09/30/2031 (a)	1,328,000	1,290,261
2.75%, 08/15/2032 (a)	2,500,000	2,274,707
4.13%, 11/15/2032 (a)	4,330,000	4,305,644
3.50%, 02/15/2033 (a)	4,800,000	4,565,344
3.88%, 08/15/2033 (a)	5,348,000	5,194,454
4.50%, 11/15/2033 (a)	5,017,000	5,084,220
4.00%, 02/15/2034 (a)	1,775,000	1,731,180
4.38%, 05/15/2034 (a)	2,275,000	2,277,399
4.25%, 11/15/2034 (a)	1,000,000	988,359
4.63%, 02/15/2035 (a)	675,000	686,443
3.00%, 05/15/2042 (a)	4,699,000	3,669,258
2.50%, 02/15/2045 (a)	4,323,000	2,967,503
TOTAL U.S. TREASURY SECURITIES (Cost $43,307,674)		40,747,175

CORPORATE BONDS - 23.2%	Par	Value
Communications - 0.6%
Discovery Communications LLC, 5.00%, 09/20/2037 (a)	1,025,000	805,123

Consumer Discretionary - 2.8%
AutoZone, Inc., 4.75%, 08/01/2032 (a)	1,075,000	1,052,922
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	900,000	925,548
Marriott International, Inc./MD, 5.10%, 04/15/2032 (a)	1,085,000	1,079,681
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)(b)	1,064,000	942,688
		4,000,839

Consumer Staples - 0.3%
BAT Capital Corp., 7.08%, 08/02/2053 (a)	467,000	506,578

Energy - 2.0%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (a)	823,000	946,205
Enbridge, Inc., 5.70%, 03/08/2033 (a)	904,000	921,084
Phillips 66 Partners LP
3.55%, 10/01/2026 (a)	565,000	549,092
3.75%, 03/01/2028 (a)	536,000	511,034
3.15%, 12/15/2029 (a)	6,000	5,489
		2,932,904

Financials - 9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032 (a)	1,075,000	954,393
American Homes 4 Rent LP, 5.50%, 02/01/2034 (a)	970,000	967,991
Antares Holdings LP, 7.95%, 08/11/2028 (a)(b)	800,000	839,109
Aviation Capital Group LLC, 6.38%, 07/15/2030 (a)(b)	900,000	945,836
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (a)	905,000	905,230
Blackstone Private Credit Fund, 3.25%, 03/15/2027 (a)	1,033,000	998,900
Blue Owl Capital Corp., 2.63%, 01/15/2027 (a)	1,054,000	1,007,823
Bridge Housing Corp., 3.25%, 07/15/2030 (a)	1,045,000	950,059
Crown Castle, Inc., 5.10%, 05/01/2033 (a)	968,000	947,427
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037 (a)	947,000	1,084,338
First Citizens BancShares, Inc./NC, 6.76% (3 mo. Term SOFR + 2.47%), 03/15/2030 (a)	1,285,000	1,284,810
FS KKR Capital Corp., 6.88%, 08/15/2029 (a)	950,000	965,689
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029 (a)	750,000	613,288
Jackson Financial, Inc., 3.13%, 11/23/2031 (a)	1,100,000	958,330
		13,423,223

Health Care - 2.5%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036 (a)	1,097,000	1,154,460
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (a)(b)	416,873	447,306
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (a)(b)	544,413	517,102
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)(b)	592,716	545,479
Quest Diagnostics, Inc., 6.40%, 11/30/2033 (a)	880,000	949,581
		3,613,928

Technology - 3.4%
Applied Materials, Inc., 5.85%, 06/15/2041 (a)	867,000	899,387
Broadcom, Inc., 4.30%, 11/15/2032 (a)	1,100,000	1,049,854
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (a)(c)	857,000	889,943
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)(d)	1,000,000	1,048,568
Leidos Holdings, Inc., 5.95%, 12/01/2040 (a)	945,000	924,775
		4,812,527

Utilities - 2.2%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037 (a)	858,000	924,122
DTE Electric Co., 5.25%, 05/15/2035 (a)	281,000	280,677
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032 (a)	805,000	936,134
Potomac Electric Power Co., 7.90%, 12/15/2038 (a)	780,000	965,727
		3,106,660
TOTAL CORPORATE BONDS (Cost $33,756,262)		33,201,782

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.6%	Par	Value
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033 (a)	80,682	79,782
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.79%, 11/25/2033 (a)(e)	210,135	187,867
Series 2004-A, Class 3A1, 6.87%, 02/25/2034 (a)(e)	10,015	10,122
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.80%, 01/25/2034 (a)(e)	131,796	121,139
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 6.16%, 12/19/2033 (a)(e)	27,674	26,476
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 7.64%, 11/25/2032 (a)(e)	32,297	32,166
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(b)(e)	295,719	267,298
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034 (a)	266,650	271,598
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033 (a)	23,741	24,330
Series 3622, Class WA, 5.50%, 09/15/2039 (a)	113,446	116,551
Series 3793, Class UA, 4.00%, 06/15/2033 (a)	22,573	22,001
Series 3827, Class HA, 3.50%, 11/15/2025 (a)	5,208	5,188
Series 3940, Class PD, 2.50%, 02/15/2041 (a)	55,573	54,332
Series 4077, Class AP, 4.00%, 01/15/2042 (a)	22,075	21,739
Series 4183, Class PA, 3.50%, 01/15/2043 (a)	7,723	7,691
Series 4753, Class JA, 3.00%, 12/15/2047 (a)	850,020	771,600
Series 4760, Class A, 3.00%, 02/15/2048 (a)	521,702	497,314
Series 4960, Class PD, 2.00%, 10/25/2049 (a)	605,492	503,367
Series 5145, Class AB, 1.50%, 09/25/2049 (a)	1,067,372	836,992
Series 5206, Class DV, 3.50%, 06/25/2033 (a)	906,835	857,068
Series 5227, Class JQ, 4.00%, 04/25/2047 (a)	858,510	831,003
Series 5231, Class LV, 4.50%, 05/25/2052 (a)	958,776	932,359
Series 5252, Class BA, 4.00%, 02/25/2050 (a)	906,784	889,392
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029 (a)	18,512	18,849
Series 2009-96, Class DB, 4.00%, 11/25/2029 (a)	36,265	35,945
Series 2013-13, Class MA, 4.00%, 01/25/2043 (a)	194,735	186,215
Series 2016-24, Class HA, 3.00%, 04/25/2044 (a)	38,331	37,575
Series 2016-49, Class LA, 3.50%, 01/25/2043 (a)	57,457	56,859
Series 2016-89, Class CG, 3.00%, 04/25/2046 (a)	93,865	86,424
Series 2017-105, Class N, 3.00%, 01/25/2048 (a)	1,034,104	914,775
Series 2017-22, Class EC, 3.00%, 06/25/2044 (a)	68,742	67,431
Series 2018-45, Class AB, 3.00%, 06/25/2048 (a)	180,963	161,981
Series 2019-33, Class N, 3.00%, 03/25/2048 (a)	213,458	199,726
Series 2022-22, Class EV, 4.00%, 07/25/2033 (a)	652,019	628,418
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047 (a)	31,063	27,764
Series 2018-6, Class JA, 2.75%, 01/20/2048 (a)	178,751	165,379
Series 2019-152, Class HA, 3.50%, 08/20/2049 (a)	114,469	110,090
Series 2019-61, Class KU, 3.50%, 05/20/2049 (a)	430,893	383,639
Series 2019-99, Class JC, 3.00%, 08/20/2049 (a)	66,554	59,682
Series 2020-122, Class DP, 2.50%, 07/20/2050 (a)	1,053,090	887,969
Series 2020-123, Class PB, 2.25%, 08/20/2050 (a)	518,420	415,915
Series 2020-133, Class A, 6.34%, 05/20/2050 (a)(e)	206,529	210,804
Series 2020-133, Class HA, 3.50%, 09/20/2050 (a)	227,700	204,631
Series 2020-134, Class NP, 2.50%, 09/20/2050 (a)	810,929	666,104
Series 2020-183, Class AY, 2.00%, 11/20/2050 (a)	800,202	634,655
Series 2020-5, Class NA, 3.50%, 12/20/2049 (a)	178,262	164,542
Series 2020-78, Class CB, 5.00%, 09/20/2034 (a)	132,834	131,507
Series 2020-84, Class WA, 3.50%, 06/20/2050 (a)	148,038	133,262
Series 2020-95, Class NB, 4.50%, 07/20/2050 (a)	19,352	18,156
Series 2022-20, Class KA, 2.50%, 01/20/2052 (a)	902,928	816,959
Series 2022-24, Class BC, 4.00%, 02/20/2052 (a)	588,310	548,458
Series 2022-78, Class LA, 4.50%, 07/20/2050 (a)	723,524	717,865
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(b)(e)	561,647	447,957
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.31%, 05/19/2033 (a)(e)	28,340	26,359
Series 2004-4, Class 2A, 5.00% (1 mo. Term SOFR + 0.67%), 06/19/2034 (a)	50,585	45,873
Impac CMB Trust, Series 2005-4, Class 2A1, 5.04% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	171,173	163,708
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (a)(e)	16,329	16,109
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 5.14% (1 mo. Term SOFR + 0.81%), 05/25/2036 (a)	77,923	71,600
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 5.06%, 10/25/2033 (a)(e)	33,803	32,177
Series 2004-A1, Class 4A1, 6.24%, 02/25/2034 (a)(e)	16,689	16,587
Series 2004-A3, Class SF3, 6.48%, 06/25/2034 (a)(e)	24,358	24,308
Series 2004-A4, Class 2A2, 6.46%, 09/25/2034 (a)(e)	441,156	413,909
Series 2004-A5, Class 2A1, 6.85%, 12/25/2034 (a)(e)	21,052	21,342
Series 2013-3, Class A3, 3.36%, 07/25/2043 (a)(b)(e)	39,662	37,036
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(b)(e)	95,601	86,052
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 7.45%, 09/25/2033 (a)(e)	46,016	45,492
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034 (a)	31,605	31,140
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 5.59%, 05/25/2034 (a)(e)	102,017	93,426
Series 2005-A1, Class 1A, 6.63%, 12/25/2034 (a)(e)	184,234	182,438
MortgageIT Trust, Series 2004-1, Class A2, 5.34% (1 mo. Term SOFR + 1.01%), 11/25/2034 (a)	590,313	563,749
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(b)(e)	153,229	147,125
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(b)(e)	1,351,510	1,349,200
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(b)(e)	1,189,949	1,048,282
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(b)(e)	138,718	133,695
Sequoia Mortgage Trust
Series 2003-8, Class A1, 5.08% (1 mo. Term SOFR + 0.75%), 01/20/2034 (a)	106,087	102,400
Series 2004-6, Class A2, 5.00% (1 mo. Term SOFR + 0.67%), 07/20/2034 (a)	59,866	59,360
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(b)(e)	146,583	126,848
Series 2013-6, Class A2, 3.00%, 05/25/2043 (a)(e)	168,108	149,965
Series 2018-5, Class A7, 3.50%, 05/25/2048 (a)(b)(e)	651,422	587,280
Series 2019-2, Class A1, 4.00%, 06/25/2049 (a)(b)(e)	461,890	432,885
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)(e)	458,537	412,012
Series 2020-4, Class A2, 2.50%, 11/25/2050 (a)(b)(e)	511,712	409,988
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 6.53%, 02/25/2034 (a)(e)	45,987	44,742
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 5.14% (1 mo. Term SOFR + 0.81%), 01/19/2034 (a)	20,491	19,483
Series 2004-AR4, Class 1A1, 5.14% (1 mo. Term SOFR + 0.81%), 12/19/2034 (a)	29,112	27,758
Series 2004-AR6, Class A1A, 5.14% (1 mo. Term SOFR + 0.81%), 02/19/2035 (a)	809,750	796,473
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 5.69%, 11/25/2033 (a)(e)	58,669	57,303
Series 2003-9A, Class 2A1, 5.99%, 03/25/2033 (a)(e)	52,826	51,744
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 5.56% (1 mo. Term SOFR + 1.24%), 02/25/2034 (a)(b)	261,179	250,464
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.18% (Ent 11th COFI Repl + 1.25%), 02/27/2034 (a)	59,583	57,360
Series 2005-AR13, Class A1A3, 6.00% (1 mo. Term SOFR + 1.67%), 10/25/2045 (a)	105,194	105,920
Series 2005-AR2, Class 1A1A, 5.10% (1 mo. Term SOFR + 0.77%), 01/25/2045 (a)	779,111	761,296
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032 (a)	148,116	151,884
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(b)(e)	938,098	837,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,569,578)		26,499,337

MORTGAGE-BACKED SECURITIES - 14.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035 (a)	170,277	164,610
Pool SB8257, 5.50%, 09/01/2038 (a)	752,529	763,985
Pool SD3148, 5.00%, 06/01/2053 (a)	969,414	945,832
Pool SD3386, 5.50%, 07/01/2053 (a)	1,371,174	1,358,246
Pool SD8255, 3.50%, 10/01/2052 (a)	1,805,819	1,604,210
Pool SD8489, 4.50%, 12/01/2054 (a)	980,908	925,445
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048 (a)	961,471	893,018
Pool CB4024, 4.50%, 07/01/2052 (a)	1,154,837	1,104,669
Pool FA0095, 6.00%, 12/01/2054 (a)	1,268,852	1,292,260
Pool FM5329, 2.00%, 01/01/2031 (a)	343,721	327,317
Pool FS0862, 2.50%, 12/01/2036 (a)	698,744	651,869
Pool FS3430, 4.00%, 11/01/2052 (a)	883,386	823,201
Pool FS4239, 5.00%, 03/01/2053 (a)	1,107,881	1,083,615
Pool FS4522, 5.00%, 05/01/2053 (a)	1,338,542	1,298,101
Pool FS5649, 5.50%, 08/01/2053 (a)	369,041	365,660
Pool FS5779, 5.50%, 09/01/2053 (a)	1,030,670	1,021,858
Pool FS8469, 5.50%, 07/01/2054 (a)	340,499	339,811
Pool MA0584, 4.50%, 10/01/2040 (a)	8,500	8,069
Pool MA1201, 3.50%, 10/01/2032 (a)	65,681	64,380
Pool MA2705, 3.00%, 08/01/2046 (a)	534,259	467,117
Pool MA3210, 3.50%, 12/01/2047 (a)	317,133	286,814
Pool MA3356, 3.50%, 05/01/2048 (a)	1,503,779	1,354,969
Pool MA4626, 4.00%, 06/01/2052 (a)	1,266,569	1,163,384
Pool MA4733, 4.50%, 09/01/2052 (a)	470,826	445,025
Pool MA5071, 5.00%, 07/01/2053 (a)	1,069,589	1,038,136
Pool MA5495, 4.50%, 10/01/2054 (a)	1,027,589	969,729
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,080,669)		20,761,330

ASSET-BACKED SECURITIES - 8.7%	Par	Value
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (a)(b)	834,000	775,867
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032 (a)	931,293	854,211
Avis Budget Car Rental LLC, Series 2023-8A, Class A, 6.02%, 02/20/2030 (a)(b)	1,000,000	1,042,506
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.64% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	148,892	147,486
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (a)(b)	1,045,095	960,949
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (a)(b)	636,988	591,644
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (a)(b)	445,190	441,434
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27%, 11/20/2028 (a)	500,000	505,391
Impac CMB Trust, Series 2007-A, Class M1, 5.24% (1 mo. Term SOFR + 0.91%), 05/25/2037 (a)(b)	209,496	203,595
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)(b)	981,750	944,858
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.00% (1 mo. Term SOFR + 0.67%), 10/25/2034 (a)	851,555	837,754
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (a)(b)	10,000	9,308
Series 2021-3, 2.59%, 10/15/2031 (a)(b)	1,200,000	1,034,086
Union Pacific Railroad Co., 6.18%, 01/02/2031 (a)	496,586	513,394
United Airlines, Inc., 5.88%, 02/15/2037 (a)	1,173,696	1,148,695
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030 (a)	1,255,000	1,248,499
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (a)(b)	1,100,000	1,102,195
TOTAL ASSET-BACKED SECURITIES (Cost $12,429,000)		12,361,872

U.S. GOVERNMENT AGENCY ISSUES - 2.5%	Par	Value
Federal Farm Credit Banks Funding Corp
1.15%, 08/12/2030 (a)	2,000,000	1,712,144
2.40%, 03/24/2036 (a)	900,000	711,672
Tennessee Valley Authority, 4.65%, 06/15/2035 (a)	1,100,000	1,090,720
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,890,148)		3,514,536

EXCHANGE TRADED FUNDS - 1.9%	Shares	Value
F/m 10-Year Investment Grade Corporate Bond ETF (d)	29,841	1,487,129
F/m 3-Year Investment Grade Corporate Bond ETF	25,000	1,271,255
TOTAL EXCHANGE TRADED FUNDS (Cost $2,777,052)		2,758,384

CONVERTIBLE BONDS - 0.7%	Par	Value
Financials - 0.7%
PennyMac Corp., 8.50%, 06/01/2029 (a)(b)	1,000,000	976,000
TOTAL CONVERTIBLE BONDS (Cost $997,500)		976,000

SHORT-TERM INVESTMENTS - 1.0%		Value
Investments Purchased with Proceeds from Securities Lending - 0.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (f)	321,538	321,538

Money Market Funds - 0.8%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.23% (f)	1,104,520	1,104,520
TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,058)		1,426,058

TOTAL INVESTMENTS - 99.6% (Cost $148,233,941)		142,246,474
Other Assets in Excess of Liabilities - 0.4%		523,080
TOTAL NET ASSETS - 100.0%		$142,769,554
two		–%
Percentages are stated as a percent of net assets.		–%

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $18,893,738 or 13.2% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(d)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $315,526 which represented 0.2% of net assets.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Oakhurst Fixed Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$40,747,175	$–	$40,747,175
Corporate Bonds	–	33,201,782	–	33,201,782
Collateralized Mortgage Obligations	–	26,499,337	–	26,499,337
Mortgage-Backed Securities	–	20,761,330	–	20,761,330
Asset-Backed Securities	–	12,361,872	–	12,361,872
U.S. Government Agency Issues	–	3,514,536	–	3,514,536
Exchange Traded Funds	2,758,384	–	–	2,758,384
Convertible Bonds	–	976,000	–	976,000
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	321,538
Money Market Funds	1,104,520	–	–	1,104,520
Total Investments	$3,862,904	$138,062,032	$–	$142,246,474

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $321,538 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.